Long-term investments	12 Months Ended
Dec. 31, 2019
Long-term Investments
Long-term investments

7.    Long-term investments

As of December 31, 2018 and 2019, the Company's long-term investments consist of cost method investments, which are investments in an investee over which the Company does not have control or significant influence and for which there is no readily determinable fair value.